SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)
Segment reporting
Number of operating segments | segment	2	1
Product sales	$ 262,083	$ 312,332	$ 382,282
Services	30,404	11,431	125
Consolidated	292,487	323,763	382,407
Cost of revenues	160,566	196,753	236,982
Cost of services	28,371	10,601	113
Cost	188,937	207,354	237,095
Gross profit	103,550	116,409	145,312
Unallocated operating expenses	112,634	155,568	176,028
Loss from operations	(9,084)	(39,159)	(30,716)
Exchange loss on offshore bank accounts	(120)	(938)	(1,556)
Interest income	518	773	2,355
Loss before income tax expense	(8,686)	(39,324)	(29,917)
Product sales
Segment reporting
Product sales	262,083	312,332	382,282
Cost of revenues	160,566	196,753	236,982
Gross profit	101,517	115,579	145,300
Services
Segment reporting
Services	30,404	11,431	125
Cost of services	28,371	10,601	113
Gross profit	$ 2,033	$ 830	$ 12